Capital Stock	12 Months Ended
Mar. 31, 2019
Equity [Abstract]
Capital Stock

NOTE 9 – CAPITAL STOCK

Our authorized capital consists of 200,000,000 shares of common stock with a par value of $0.001 per share.

During the 12-month period ended December 31, 2017, we issued 6,733,793 shares of common stock as follows:

●	604,371 were issued in connection with the acquisition of our business assets
●	100,000 net shares were issued to founding shareholders
●	4,640,822 shares were sold to investors for $6,038,900
●	544,600 shares valued at $678,625 were issued for legal, advisory, and consulting fees
●	600,000 shares valued at $750,000 were issued to acquire the use of a patent
●	120,000 shares valued at $160,000 were issued to employees as compensation
●	100,000 shares were issued to Jeff Rann for a licensing agreement
●	24,000 shares were issued for other purposes

During the three-month period ended March 31, 2018, we issued 5,906,710 shares of common stock as follows:

●	5,614,210 shares were sold to investors for $9,263,424
●	292,500 shares valued at $482,624 were issued to employees and directors as compensation

During the year ended March 31, 2019, we issued 15,618,572 shares of common stock as follows:

●	5,796,336 shares were sold to investors for $10,903,930
●	1,972,800 shares were issued through exercised warrants of $4,767,625
●	10,495 shares were issued through a cashless exercise of 14,719 warrants
●	702,500 shares valued at $1,172,974 were issued to employees, members of the Board of Directors, and members of the Advisory Committee as compensation
●	5,000 shares were issued for services valued at $22,350
●	1,700,002 shares were issued to the shareholders of SW Kenetics, Inc. (subject to claw back provisions) valued $4,624,005 in connection with the acquisition
●	4,750,000 shares were issued to Jagemann Stamping Company valued at $9,500,000 in connection with the acquisition of Jagemann Casings
●	731,039 shares were issued for the conversion of Convertible Promissory Notes valued at $1,820,865
●	49,600 shares were purchased by the Company for a price of $124,000

In November of 2017, the Board of Directors approved the 2017 Equity Incentive Plan (“the Plan”). Under the Plan, 485,000 shares of the common stock were reserved and authorized to be issued. As of December 31, 2017, 200,000 shares of common stock were approved and issued under the Plan, and we recognized approximately $250,000 of related consulting expense. On January 10, 2018, 200,000 shares were awarded, and we recognized $330,000 of compensation expense. There are 85,000 shares remaining to be issued under the Plan.

In October of 2017. we entered into a placement agent agreement to secure equity capital from qualified investors to provide funds to expand our operations. The offering consisted of Units priced at $1.65, which included one share of common stock and one five-year warrant to purchase an additional half-share of common stock for an exercise price of $2.00 per share. Effectively, every two units purchased provided the investor with a five-year warrant at an exercise price of $2.00 per share. Units sold under this arrangement totaled 594,702 shares of common stock and 297,351 warrants for $981,250 during the year ended December 31, 2017, and 5,614,210 shares of common stock and 2,807,105 warrants for a total of $9,263,424 for the three months ended March 31, 2018. The total number of Units covered by this offering was 6,060,606, and the amount was $10,000,000. In March 2018, we entered into a second placement agent agreement with the same terms for up to an additional $3,500,000.

For services provided under the placement agreements, the placement agent collected a 12% cash fee on the sale of every Unit and a fee payable in warrants equaling 12% of the total Units sold. These warrants have a term of seven years and an exercise price of $1.65 per share. The cash fee totaled $117,750 for the year ended December 31, 2017 and $1,137,211 for the three months ended March 31, 2018, including reimbursed expenses. Under this agreement, we recognized 71,364 and 673,705 warrants as authorized, but unissued as of December 31, 2017 and March 31, 2018, respectively.

In April of 2018, our second placement agreement to secure equity capital from qualified investors to provide funds to our operations ended. Units sold under this agreement during the year ended March 31, 2019 totaled 1,967,886 shares of common stock and 983,943 warrants for $3,247,030. The cash fee totaled $389,644 for the year ended March 31, 2019, including reimbursed expenses. We authorized an additional 236,145 warrants to the placement agent under the terms of the agreement and issued a total of 981,213 warrants to the placement agent for the two placement agent agreements.

In December of 2018, we entered into a placement agreement to secure equity capital from qualified investors to provide up to $13,000,000 in funds to our operation. The offering consisted of Units priced at $2.00, which included one share of common stock and one five-year warrant to purchase an additional half-share of common stock for an exercise price of $2.40 per share. Effectively, every two units purchased provided the investor with a five-year warrant at an exercise price of $2.40 per share. Units sold under this agreement totaled 3,828,450 shares of common stock and warrants to purchase 1,914,225 shares of our Common Stock for $7,656,900 for the year ended March 31, 2019. As of June 28, 2019, there is up to $3,546,000 in funds to be provided under this placement agreement.

For services provided under the placement agreements, the placement agent collected a 12% cash fee on the sale of every Unit and a fee payable in warrants equaling 12% of the total Units sold. These warrants have a term of five years and an exercise price of $2.00 per share. The cash fee totaled $942,828 for the year ended March 31, 2019, including reimbursed expenses and the fee payable in warrants totaled 459,414 warrants.

On March 29, 2019, the Company converted $1,410,000 of Convertible Promissory Notes and $52,065 of Accrued Interest into 731,039 shares of Common Stock and Warrants to purchase 365,523 shares of Common Stock. We accrued $42,300 for a 3% cash conversion fee on the principal converted payable to the placement agent, Paulson Investment Company.

At March 31, 2019, March 31, 2018, and December 31, 2017, outstanding and exercisable stock purchase warrants consisted of the following:

	December 31, 2017
	Number of Shares	Weighted Averaged Exercise Price	Weighted Average Life Remaining (Years)
Outstanding at December 31, 2016	720,000	$2.22	1.95
Granted	4,542,338	2.23	1.9
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Outstanding at December 31, 2017	5,262,338	$2.43	1.77
Exercisable at December 31, 2017	5,262,338	$2.43	1.77

	March 31, 2018
	Number of Shares	Weighted Averaged Exercise Price	Weighted Average Life Remaining (Years)
Outstanding at December 31, 2017	5,262,338	$2.50	1.77
Granted	3,609,822	2.42	5.13
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Outstanding at March 31, 2018	8,872,160	$2.23	2.97
Exercisable at March 31, 2018	8,872,160	$2.23	2.97

	March 31, 2019
	Number of Shares	Weighted Averaged Exercise Price	Weighted Average Life Remaining (Years)
Outstanding at March 31, 2018	8,872,160	$2.23	2.97
Granted	4,233,274	2.23	4.62
Exercised	(1,987,519)	2.41	-
Forfeited or cancelled	(2,974,800)	2.47	-
Outstanding at March 31, 2019	8,143,115	$2.09	4.35
Exercisable at March 31, 2019	8,143,115	$2.09	4.35

As of March 31, 2019, we had 8,143,115 warrants outstanding. Each warrant provides the holder the right to purchase up to one share of our Common Stock at a predetermined exercise price. The outstanding warrants consist of (1) warrants to purchase an aggregate of 349,060 shares of Common Stock at an average price of $2.50 per share until March 2020; (2) warrants to purchase 966,494 shares of Common Stock at an exercise price of $1.65 per share until April 2025; (3) warrants to purchase 4,547,813 shares of our Common Stock of an exercise price of $2.00 per share until over the next five years, and (4) warrants to purchase 2,279,748 shares of Common Stock at an exercise price of $2.40 until March 2024.

On May 31, 2018, per the terms of the private offering dated January 25, 2017, we called for the exercise of warrants to purchase a total of 4,947,600 shares of our Common Stock. According to the terms of the Warrant Purchase Agreement, the warrants could be called when the average price of our common stock traded at $5.00 per share or higher, for a consecutive 30 day period. This call provision was met on May 21, 2018. As a result, we issued formal notice to all warrant holders on May 31, 2019, advising them that they had until July 6, 2018, to exercise their warrants, or they would become null and void. The total number of warrants included in the January 25, 2017 offering were 4,947,600 and were priced as follows: 4,790,100 warrants at an exercise price of $2.50, 67,500 warrants at an exercise price of $1.25 and 90,000 warrants at an exercise price of $0.50.

As of July 6, 2018, a total of 1,972,800 warrants were exercised to purchase an equivalent 1,972,800 shares of common stock at an average price of $2.42 and 2,974,800 warrants to purchase shares of Common Stock were cancelled. On July 12, 2018, the company filed a Form 8-K to report the activity of this event.

Additionally, there was a cashless exercise of 14,719 warrants resulting in the issuance of 10,495 shares of Common Stock unrelated to the call for the exercise of warrants.